Leases - Schedule of Future Minimum Payments Under Operating Leases (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Schedule of Future Minimum Payments Under Operating Leases [Abstract]
Within 12 months	$ 113,704
More than 12 months and within 24 months	17,948
Total lease payments	131,652
Less: imputed interest	(3,566)
Total operating lease liabilities, net of interest	$ 128,086	$ 160,708